Revenues Derived from Affiliated Companies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Revenue	$ 310		$ 297		$ 244
CUP Data
Related Party Transaction [Line Items]
Revenue	232		229		172
TSYS de Mexico
Related Party Transaction [Line Items]
Revenue	78		68		72
Processing support fees paid to TSYS de Mexico	$ 148	[1]	$ 148	[1]	$ 186	[1]

[1]	The Company and TSYS de México are parties to an agreement where TSYS de México provides processing support to the Company.